Exhibit 99.8

Exception Grades

Run Date - 6/24/2024 4:10:45 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220947133		3158528385		30009166			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947133		3158528385		30009184			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk scores of [Redacted] (FannieMae) and [Redacted] (FreddieMac) , which do not meet securitization requirements.				Reviewer Comment (2024-02-20): AVM received Buyer Comment (2024-02-20): Please review uploaded AVM.	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947208		3158528839		30009726			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-18): Sufficient Cure Provided At Closing		02/18/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947208		3158528839		30023176			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947208		3158528839		30023364			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947208		3158528839		30037523			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions to use additional income for co-borrower that is similar to [Redacted] income but not typically allowed. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947213		3158528850		30014082			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exceptions due to the amount of cashout to the borrower. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has worked in the same position for more than [Redacted] years.	Lender approved exception	SitusAMC SitusAMC,Originator SitusAMC	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947213		3158528850		30014144			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contained [Redacted] full appraisal reports - one with a value of $[Redacted], one at $[Redacted] and one at $[Redacted]. The two higher valued appraisals equate to an LTV that would have been within guidelines; however, the lowest value would have equated to an [Redacted] LTV which would not have been within guidelines. It is not clear what the situation was with the lowest of the [Redacted] reports or why it was not used in the loan review.				Reviewer Comment (2024-02-20): CDA received supporting appraisal, along with explanation using the $[Redacted] valuation Buyer Comment (2024-02-20): This loan had a [Redacted] and the comments are below ([Redacted]) The third appraisal at $[Redacted] by [Redacted] inspected on [Redacted] is more credible than the appraisal by [Redacted] [Redacted] at $[Redacted]. As a result the appraised value to be utilized has changed to $[Redacted].	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947219		3158528852		30015513			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A lender credit of [redacted] was provided				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947219		3158528852		30035527			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947219		3158528852		30035549			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% significantly exceeds the guideline maximum of [redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)		Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947220		3158528853		30009693			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Need an updated supplemental title report, title commitment, or final title policy showing coverage equal to loan amount.				Reviewer Comment (2024-02-26): final title policy received, D0601 Buyer Comment (2024-02-26): We do not have to get a revised title commitment if the loan amount updates, we wait until the title policy comes in.	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		OK	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947220		3158528853		30009707			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Discount point fee increased on [redacted] & [redacted] on Closing Disclosure with no valid change evident and the cure provided at closing was not sufficient to cure both tolerance issues.				Reviewer Comment (2024-02-21): [redacted] received VCC. Buyer Comment (2024-02-21): Initial Lock occurred [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on[redacted]. LE V4 disclosed [redacted] shows increase to Loan Discount Points. Loan Amount increased [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [redacted]. LE V6 disclosed [redacted]shows increase to Loan Discount Points	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947220		3158528853		30009708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Tolerance cure provided at closing was insufficient to cure both tolerance issues.				Reviewer Comment (2024-02-21): Upon further review consumer within [redacted]% tolerance requirements. Buyer Comment (2024-02-21): Unable to locate referenced "Document Preparation Fee." The only $[redacted] fee is the Flood Determination fee. This was disclosed on LE V1 [redacted], throughout the life of the loan, and on CD V3 [redacted]signed at closing.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes